SUBSEQUENT EVENTS (Details Narratives) (USD $)	3 Months Ended	8 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Subsequent Events [Abstract]
Gross proceeds	$ 500,000	$ 500,000
Note bears interest	12.00%
Warrant purchase exercise price		$ 1.30